Business Combinations, Consideration Transferred (Details) - Aug. 30, 2025		USD ($) shares AUD ($)	$ / shares
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration transferred		$ 201,791,000
Total Value of Equity Instruments Issued [Abstract]
Foreign exchange rate		1
Piedmont Lithium Inc and Sayona Mining Limited [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Equity instruments issued	[1]	$ 196,624,000
Replacement share awards	[2]	5,167,000
Total consideration transferred	[3]	201,791,000
Fair value adjustment for replacement share awards		3,700,000
Fair value of replacement share awards at acquisition date		$ 1,500,000
Piedmont Lithium Inc [Member]
Total Value of Equity Instruments Issued [Abstract]
Number of common stock of acquiree on issue on date of acquisition | shares		21,946,069
Exchange ratio (per share of Piedmont common stock		527
Sayona Mining Limited [Member]
Total Value of Equity Instruments Issued [Abstract]
Number of Piedmont common stock on issue on date of acquisition (in shares) | shares	[4]	11,565,602,304
Closing price of Sayona ordinary shares traded on the ASX on date of acquisition (in dollars per share) | $ / shares			$ 0.026

[1]	Amount has been converted to United States dollars on the date of acquisition using an exchange rate of A$1.00:US$0.6539.
[2]	The fair value of replacement share awards has been adjusted by $3.7 million since the preliminary purchase price allocation (previously $1.5 million) to recognise the fair value of options and rights on foot at the date of acquisition.
[3]	Amount excludes the fair value associated with settlement of the pre-existing contractual arrangement between Piedmont and Sayona. Refer to Note 30 (c) for further details.
[4]	Amount may not reconcile as individual shareholdings have been rounded up to the nearest share on conversion of Piedmont common stock to ordinary fully paid shares in Sayona Mining Limited.